Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	005-95930
Entity Registrant Name	BEACON TOPCO, INC.
Entity Central Index Key	0002094256
Entity Tax Identification Number	41-2339925
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20400 Century Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Country	US
Entity Address, Postal Zip Code	20874
City Area Code	443
Local Phone Number	917-0966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false